Inventories - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Capitalised financing cost	S/ 3,800	S/ 3,700
Construction material	58,621	59,879
Impairment of Finished Properties	3,800	4,500
Viva GyM [member]
Disclosure of inventories [line items]
Impairment loss	1,200	5,200
Cumbra Peru S A [Member]
Disclosure of inventories [line items]
Construction material	S/ 53,100	S/ 56,200
Bottom of range [member]
Disclosure of inventories [line items]
Interest rate	7.00%	7.00%
Bottom of range [member] | Cumbra Peru S A [Member]
Disclosure of inventories [line items]
Interest rate	2.00%
Top of range [member]
Disclosure of inventories [line items]
Interest rate	11.00%	12.00%
Top of range [member] | Cumbra Peru S A [Member]
Disclosure of inventories [line items]
Interest rate	11.00%